Revenue	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The following tables summarize previously reported revenues for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Agriculture	$10,923	$10,959	$11,682
Construction	2,170	2,768	3,021
Commercial and Specialty Vehicles	9,421	10,439	10,939
Powertrain	3,629	4,117	4,565
Eliminations and Other	(1,858)	(2,134)	(2,376)
Total Industrial Activities	24,285	26,149	27,831
Financial Services	1,823	2,011	1,989
Eliminations and Other	(76)	(81)	(114)
Total Revenues	$26,032	$28,079	$29,706
The following table disaggregates previously reported revenues by major source for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Revenues from:
Sales of goods	$23,333	$25,103	$26,838
Rendering of services and other revenues	637	660	527
Rents and other income on assets sold with a buy-back commitment	315	386	466
Revenues from sales of goods and services	$24,285	$26,149	$27,831
Finance and interest income	988	1,164	1,115
Rents and other income on operating lease	759	766	760
Finance, interest and other income	$1,747	$1,930	$1,875
Total Revenues	$26,032	$28,079	$29,706
Contract liabilities recorded in Other liabilities were $1,381 million, $1,236 million and $1,368 million at December 31, 2020, 2019 and 2018, respectively. Contract liabilities primarily relate to extended warranties/maintenance and repair contracts, and transactions for the sale of vehicles with a buy-back commitment. During the year ended December 31, 2020, 2019 and 2018, revenues included $463 million, $508 million and $544 million, respectively, relating to contract liabilities outstanding at the beginning of each period.As of December 31, 2020, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $2.2 billion (approximately $2.0 billion at December 31, 2019). CNH Industrial expects to recognize revenue on approximately 32% and 77% of the remaining performance obligations over the next 12 and 36 months, respectively (approximately 39% and 84% as of December 31, 2019, respectively).